Expenses by nature (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue Details [Abstract]
Personnel expense	$ 12,677	$ 14,402
Depreciation and amortization	8,414	8,049
Marketing	4,027	9,119
Hosting and software licences	2,321	4,838
Professional services	1,651	2,099
Insurance and licenses	1,407	1,201
Credit verification costs	1,010	2,402
Premises	572	326
Others	2,279	2,236
Expenses by nature	$ 34,358	$ 44,672